Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Restricted deposit, current	$ 248	$ 241
Restricted deposit, noncurrent	118	57
Operating lease cost	881	775	$ 645
Variable lease payments	77	$ 52	$ 24
Lease Agreements [Member]
Leases [Line Items]
Restricted deposit, current	195
Restricted deposit, noncurrent	$ 118